Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss before provision for income taxes	$ (5,757)	$ (5,759)	$ (10,816)	$ (12,980)	$ (22,195)	$ (29,200)
UNITED STATES
Loss before provision for income taxes					(22,215)	(27,984)
Non-US [Member]
Loss before provision for income taxes					$ 20	$ (1,216)